Not FDIC Insured May Lose Value No Bank Guarantee
TLTEI-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Income Fund 2
Notes to Schedule of Investments 10

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited), September 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 1.9%
South Africa 1.9%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 93,760,463 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 161,018,517 —
b
Platinum Group Metals Ltd., (CAD
Traded) ...................... Metals & Mining 2,359,882 3,792,759
b,d
Platinum Group Metals Ltd., (USD
Traded), 144A ................. Metals & Mining 48,837 78,490
b
Platinum Group Metals Ltd., (USD
Traded) ...................... Metals & Mining 469,750 765,692
4,636,941
Total Common Stocks (Cost $5,513,828) .......................................
4,636,941
Warrants
a a a a a
Warrants 0.0%
Mexico 0.0%
a,b
Corp. GEO SAB de CV , 12/30/27 .... Household Durables 346,196 —
Total Warrants (Cost $–) ......................................................
—
Principal
Amount
*
Convertible Bonds 0.0%
†
Bermuda 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond ,
144A, PIK, 7% , Perpetual ......... Wireless Telecommunication Services 571,062 79,616
Total Convertible Bonds (Cost $158,623) .......................................
79,616
Corporate Bonds 4.7%
Bermuda 0.1%
d,e
Digicel Group Holdings Ltd. , Senior
Note , 144A, PIK, 8% , 4/01/25 ...... Wireless Telecommunication Services 370,108 140,922
Costa Rica 4.6%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Diversified Financial Services 11,776,320 11,155,786
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 8,125,247 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 2,886,099 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 61,769,102 —
—
Total Corporate Bonds (Cost $46,526,193) ......................................
11,296,708
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 97.7%
Argentina 2.6%
a
Argentina Bonar Dual, Zero Cpn.,
7/31/23 ...................... 275,261 143,896

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Argentina (continued)
g
Argentina BONCER, Index Linked,
1.5%, 3/25/24 ................. 258,555,178 ARS $ 748,488
Argentina Government Bond ,
Senior Bond, 0.125%, 7/09/35 ..... 16,852,222 3,069,535
Senior Note, 1%, 7/09/29 ......... 2,693,610 521,388
Senior Note, 0.125%, 7/09/30 ...... 8,537,775 1,724,472
6,207,779
Brazil 6.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 67,310,000 BRL 12,088,360
10%, 1/01/29 .................. 16,530,000 BRL 2,835,993
14,924,353
Colombia 5.1%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 164,000,000 COP 34,170
Senior Bond, 9.85%, 6/28/27 ...... 262,000,000 COP 50,697
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 12,633,000,000 COP 2,666,932
B, 6.25%, 11/26/25 .............. 1,058,000,000 COP 195,550
B, 7.5%, 8/26/26 ............... 21,350,200,000 COP 3,965,126
B, 6%, 4/28/28 ................. 3,627,000,000 COP 587,624
B, 7.75%, 9/18/30 .............. 29,302,000,000 COP 4,825,882
12,325,981
Dominican Republic 5.2%
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 4.875%, 9/23/32 2,150,000 1,624,457
Senior Bond, Reg S, 6.85%, 1/27/45 14,000,000 10,949,524
12,573,981
Ecuador 6.9%
d
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 30,733,500 10,191,300
Senior Bond, 144A, 0.5%, 7/31/40 .. 14,045,250 4,143,349
Senior Note, 144A, 5%, 7/31/30 .... 4,972,000 2,378,190
16,712,839
Egypt 9.1%
d
Egypt Government Bond ,
Senior Bond, 144A, 5.875%, 6/11/25 2,930,000 2,327,680
Senior Bond, 144A, 7.625%, 5/29/32 1,080,000 654,318
Senior Bond, 144A, 7.3%, 9/30/33 .. 6,170,000 3,576,021
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,950,000 5,003,023
Senior Bond, 144A, 7.903%, 2/21/48 290,000 152,325
Senior Bond, 144A, 8.7%, 3/01/49 .. 540,000 301,027
Senior Bond, 144A, 8.875%, 5/29/50 2,270,000 1,268,916
Senior Bond, 144A, 8.75%, 9/30/51 . 7,950,000 4,402,551
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,130,000 599,522
Senior Note, 144A, 5.25%, 10/06/25 . 4,820,000 3,766,637
22,052,020

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
El Salvador 0.4%
d
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 2,650,000 $ 904,484
Ethiopia 2.2%
d
Ethiopia Government Bond, Senior
Bond, 144A, 6.625%, 12/11/24 ..... 10,520,000 5,376,351
Ghana 4.2%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 670,000 GHS 63,075
19%, 9/18/23 .................. 690,000 GHS 56,970
18.85%, 9/28/23 ................ 24,835,000 GHS 2,039,612
19.25%, 11/27/23 ............... 1,540,000 GHS 123,402
19.25%, 12/18/23 ............... 2,128,000 GHS 168,906
19.75%, 3/25/24 ................ 360,000 GHS 27,633
19.25%, 6/23/25 ................ 8,770,000 GHS 557,429
19%, 11/02/26 ................. 1,850,000 GHS 101,687
Senior Note, 18.5%, 1/02/23 ...... 420,000 GHS 38,918
Senior Note, 20.75%, 1/16/23 ...... 700,000 GHS 64,796
Senior Note, 17.6%, 2/20/23 ...... 12,970,000 GHS 1,171,380
Senior Note, 17.25%, 7/31/23 ...... 1,530,000 GHS 127,296
Senior Note, 17.7%, 3/18/24 ...... 51,490,000 GHS 3,857,601
Senior Note, 21.7%, 3/17/25 ...... 14,470,000 GHS 1,005,451
Senior Note, 16.25%, 4/07/25 ...... 1,660,000 GHS 101,743
Senior Note, 18.3%, 3/02/26 ...... 13,500,000 GHS 773,706
10,279,605
India 5.6%
India Government Bond, 7.26%, 1/14/29 1,102,000,000 INR 13,519,571
Indonesia 6.4%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 26,450,000,000 IDR 1,959,758
FR59, 7%, 5/15/27 .............. 1,445,000,000 IDR 94,943
FR81, 6.5%, 6/15/25 ............ 5,558,000,000 IDR 362,253
FR86, 5.5%, 4/15/26 ............ 206,589,000,000 IDR 13,048,041
15,464,995
Malaysia 5.5%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 7,690,000 MYR 1,662,483
3.955%, 9/15/25 ................ 17,250,000 MYR 3,727,712
3.899%, 11/16/27 ............... 37,750,000 MYR 8,067,729
13,457,924
Mongolia 2.1%
d
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 3,899,564
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 166,974
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,028,087
5,094,625
Oman 6.1%
d
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 15,970,000 14,921,809

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Peru 2.8%
Peru Bonos de la Tesoreria, 5.7%,
8/12/24 ...................... 27,600,000 PEN $ 6,812,467
South Korea 9.8%
Korea Treasury Bond ,
1.875%, 12/10/24 ............... 14,850,000,000 KRW 9,821,267
Senior Note, 1.75%, 9/10/26 ...... 21,970,000,000 KRW 13,870,368
23,691,635
Sri Lanka 0.5%
d,h
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 940,000 253,349
Senior Bond, 144A, 6.2%, 5/11/27 .. 2,670,000 681,943
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 50,478
Senior Bond, 144A, 7.85%, 3/14/29 . 291,000 74,167
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 52,096
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 103,017
1,215,050
Thailand 10.1%
Thailand Government Bond ,
0.56%, 11/23/22 ................ 38,940,000 THB 1,028,291
2%, 12/17/22 .................. 26,750,000 THB 707,876
0.92%, 3/23/23 ................ 7,990,000 THB 210,858
0.51%, 5/24/23 ................ 12,150,000 THB 319,429
0.75%, 9/17/24 ................ 31,980,000 THB 827,636
1%, 6/17/27 ................... 651,980,000 THB 16,014,505
Senior Note, 0.66%, 11/22/23 ...... 203,070,000 THB 5,311,590
24,420,185
Uzbekistan 3.9%
d
Uzbekistan Government Bond, Senior
Note, 144A, 14%, 7/19/24 ........ 107,400,000,000 UZS 9,354,479
Zambia 3.1%
Zambia Government Bond, 14%,
11/23/27 ..................... 182,000,000 ZMW 7,477,783
Total Foreign Government and Agency Securities (Cost $324,414,596) ............
236,787,916
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 1,140,749 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $376,613,240) ...............................
252,801,181

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments 7.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.3%
Thailand 0.3%
i
Thailand Treasury Bills , 12/08/22 .....
31,980,000 THB $ 843,722
Total Foreign Government and Agency Securities (Cost $957,150) ................
843,722
U.S. Government and Agency Securities 5.1%
United States 5.1%
i
U.S. Treasury Bills ,
10/20/22 ..................... 8,000,000 7,990,371
1/12/23 ...................... 4,500,000 4,459,367
12,449,738
Total U.S. Government and Agency Securities (Cost $12,449,465) .................
12,449,738
Shares
Money Market Funds 2.5%
United States 2.5%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 5,953,683 5,953,683
Total Money Market Funds (Cost $5,953,683) ...................................
5,953,683
a a a a a
Total Short Term Investments (Cost $19,360,298 ) ................................
19,247,143
a a a
Total Investments (Cost $395,973,538) 112.2% ..................................
$272,048,324
Credit Facility (14.8)% ........................................................
(36,000,000)
Other Assets, less Liabilities 2.6% .............................................
6,393,918
Net Assets 100.0% ...........................................................
$242,442,242
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $88,504,666, representing 36.5% of net assets.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Redemption price at maturity is adjusted for inflation.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 4 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 181,681,200 2,358,118 10/07/22 $ — $ (130,317)
Indian Rupee ...... JPHQ Sell 181,681,200 2,271,725 10/07/22 43,924 —
Chilean Peso ...... GSCO Buy 2,316,970,000 2,792,405 10/11/22 — (401,477)
Indian Rupee ...... CITI Buy 176,517,700 2,284,132 10/11/22 — (120,720)
Indian Rupee ...... CITI Sell 176,517,700 2,205,644 10/11/22 42,233 —
Indian Rupee ...... JPHQ Buy 235,005,000 3,054,592 10/11/22 — (174,356)
Indian Rupee ...... JPHQ Sell 235,005,000 2,937,654 10/11/22 57,419 —
Indian Rupee ...... CITI Buy 212,775,700 2,764,039 10/12/22 — (156,571)
Indian Rupee ...... CITI Sell 212,775,700 2,658,367 10/12/22 50,899 —
Indian Rupee ...... HSBK Buy 406,505,000 5,099,735 10/12/22 — (118,204)
Indian Rupee ...... HSBK Sell 406,505,000 5,082,011 10/12/22 100,480 —
Chinese Yuan ...... HSBK Buy 55,642,500 8,280,627 10/18/22 — (485,088)
Chinese Yuan ...... HSBK Sell 52,250,000 7,686,706 10/18/22 366,458 —
Peruvian Nuevo Sol . JPHQ Buy 6,695,600 1,723,227 10/24/22 — (47,903)
Chilean Peso ...... GSCO Buy 2,841,410,994 3,064,726 10/26/22 — (139,477)
Chilean Peso ...... JPHQ Buy 8,813,962,054 9,399,053 10/28/22 — (327,856)
Columbian Peso .... JPHQ Buy 65,129,500,000 14,651,317 11/01/22 — (603,210)
Columbian Peso .... MSCO Buy 45,760,000,000 10,300,275 11/01/22 — (430,071)
Brazilian Real ...... JPHQ Buy 38,460,000 7,380,116 11/03/22 — (302,587)
Indian Rupee ...... CITI Buy 1,292,046,400 16,545,606 11/10/22 — (765,301)
Indian Rupee ...... CITI Sell 728,000,000 9,073,913 11/10/22 182,543 —
Chilean Peso ...... GSCO Buy 66,950,000 73,382 11/14/22 — (4,696)
Indian Rupee ...... HSBK Buy 356,808,577 4,528,947 11/14/22 — (172,657)
Chilean Peso ...... JPHQ Buy 7,344,270,000 7,832,217 11/22/22 — (309,782)
Chilean Peso ...... GSCO Buy 4,547,091,863 4,888,032 11/29/22 — (237,262)
Chinese Yuan ...... BOFA Buy 87,535,240 13,105,255 12/08/22 — (828,680)
Chinese Yuan ...... CITI Buy 112,858,730 16,915,024 12/08/22 — (1,086,900)
Chinese Yuan ...... JPHQ Buy 43,311,600 6,478,826 12/09/22 — (404,304)
Indian Rupee ...... CITI Buy 273,714,060 3,458,606 12/15/22 — (126,665)
Chilean Peso ...... GSCO Buy 8,995,135,509 9,676,265 12/21/22 — (520,738)
Chilean Peso ...... CITI Buy 9,715,940,000 10,575,748 12/27/22 — (699,952)
Chinese Yuan ...... CITI Buy 51,389,220 7,667,401 1/11/23 — (452,198)
Indian Rupee ...... HSBK Buy 1,382,976,200 17,166,181 1/11/23 — (376,647)
Columbian Peso .... GSCO Buy 31,120,000,000 6,974,216 2/23/23 — (402,824)
Chilean Peso ...... GSCO Buy 71,940,000 85,176 3/07/23 — (13,010)
South Korean Won .. HSBK Buy 10,997,000,000 7,953,280 3/23/23 — (262,176)
Brazilian Real ...... MSCO Buy 44,800,000 8,185,938 5/04/23 — (245,779)
Chilean Peso ...... GSCO Buy 3,835,168,280 3,839,303 7/26/23 — (85,873)
Total Forward Exchange Contracts ................................................... $843,956 $(10,433,281)
Net unrealized appreciation (depreciation) ............................................ $(9,589,325)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2022, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 7.075% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/24 20,057,000 BRL $ (334,011) $ — $ (334,011)
Receive Fixed 7.565% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 8,093,521 BRL (150,740) — (150,740)
Receive Fixed 7.62% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 7,983,000 BRL (145,411) — (145,411)
Receive Fixed 7.625% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/25 9,180,972 BRL (167,881) — (167,881)
Receive Fixed 8.19% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 900,000 BRL (22,535) — (22,535)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 25,800,000 2,132,107 — 2,132,107
Receive Fixed 8.37% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,443,981 BRL (49,272) — (49,272)
Receive Fixed 8.405% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 2,006,000 BRL (67,532) — (67,532)
Receive Fixed 8.45% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 1,795,371 BRL (59,593) — (59,593)
Receive Fixed 8.485% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 955,784 BRL (31,389) — (31,389)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 13,200,000 1,811,198 — 1,811,198
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 650,000 69,814 — 69,814
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 650,000 65,305 — 65,305
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 640,000 66,353 — 66,353
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 2,670,000 234,608 — 234,608

Templeton Emerging Markets Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 2,570,000 $ 217,275 $ — $ 217,275
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 1,400,000 109,191 — 109,191
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 3,200,000 247,415 — 247,415
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 3,600,000 242,034 — 242,034
Total Interest Rate Swap Contracts ............................... $4,166,936 $ — $4,166,936
*
In U.S. dollars unless otherwise indicated.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 3 0 , 2022 , investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2022, the Fund held investments in affiliated management investment companies as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Income Fund
93,760,463
a
K2016470219 South Africa Ltd., A ............... 5/10/11 - 2/01/17 $ 538,947 $ —
161,018,517
a
K2016470219 South Africa Ltd., B ............... 5/10/11 - 2/01/17 119,550 —
11,776,320
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 11,776,320 11,155,786
Total Restricted Securities (Value is 4.6% of Net Assets) .............. $12,434,817 $11,155,786
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
—
as of September 30, 2022.
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 59,211,087 $ 244,710,522 $ (297,967,926) $ — $ — $ 5,953,683 5,953,683 $ 50,748
Total Affiliated Securities ... $59,211,087 $244,710,522 $(297,967,926) $— $— $5,953,683 $50,748
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa ........................... $ 4,636,941 $ — $ —
a
$ 4,636,941
Warrants .............................. — — —
a
—
Convertible Bonds ....................... — 79,616 — 79,616
Corporate Bonds :
Bermuda ............................. — 140,922 — 140,922
Costa Rica ............................ — — 11,155,786 11,155,786
South Africa ........................... — — —
a
—
Foreign Government and Agency Securities :
Argentina ............................. — 6,063,883 143,896 6,207,779
Brazil ................................ — 14,924,353 — 14,924,353
Colombia ............................. — 12,325,981 — 12,325,981
Dominican Republic ..................... — 12,573,981 — 12,573,981
Ecuador .............................. — 16,712,839 — 16,712,839
Egypt ................................ — 22,052,020 — 22,052,020
El Salvador ........................... — 904,484 — 904,484
Ethiopia .............................. — 5,376,351 — 5,376,351
Ghana ............................... — 10,279,605 — 10,279,605
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Income Fund (continued)
Assets: (continued)
Investments in Securities:
Foreign Government and Agency Securities:
India ................................ $ — $ 13,519,571 $ — $ 13,519,571
Indonesia ............................ — 15,464,995 — 15,464,995
Malaysia ............................. — 13,457,924 — 13,457,924
Mongolia ............................. — 5,094,625 — 5,094,625
Oman ............................... — 14,921,809 — 14,921,809
Peru ................................ — 6,812,467 — 6,812,467
South Korea .......................... — 23,691,635 — 23,691,635
Sri Lanka ............................. — 1,215,050 — 1,215,050
Thailand ............................. — 24,420,185 — 24,420,185
Uzbekistan ........................... — 9,354,479 — 9,354,479
Zambia .............................. — 7,477,783 — 7,477,783
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,953,683 13,293,460 — 19,247,143
Total Investments in Securities ........... $10,590,624 $250,158,018 $11,299,682 $272,048,324
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 843,956 $ — $ 843,956
Restricted Currency (ARS) ................. — 8,842 — 8,842
Swap contracts ......................... — 5,195,300 — 5,195,300
Total Other Financial Instruments ......... $— $6,048,098 $— $6,048,098
Receivables:
Investment Securities Sold (ARS) ............ $— $67,389 $— $67,389
Interest (ARS) ........................... — 665 — 665
Total Receivables $— $68,054 $— $68,054
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 10,433,281 $ — $ 10,433,281
Swap contracts .......................... — 1,028,364 — 1,028,364
Total Other Financial Instruments ......... $— $11,461,645 $— $11,461,645
a
Includes securities determined to have no value at September 30, 2022.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the three months ended
September 30, 2022, is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $—
c
$— $— $— $— $— $— $— $—
c
$—
Warrants :
Mexico ...... —
c
— — — — — — — —
c
—
Corporate Bonds :
Costa Rica ... 12,959,305 — (293,760) — — — — (1,509,759) 11,155,786 (1,488,117)
South Africa .. —
c
—
c
— — — — — — —
c
—
Foreign
Government
and Agency
Securities :
Argentina .... — 124,950 — — — 21,291 — (2,345) 143,896 (2,345)
Escrows and
Litigation Trusts —
c
— — — — — — — —
c
—
Total Investments in
Securities ....... $12,959,305 $124,950 $(293,760) $— $— $21,291 $— $(1,512,104) $11,299,682 $(1,490,462)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Templeton Emerging Markets Income Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....
$11,155,786 Discounted cash
flow
Discount rate
b
9.2% Decrease
c
All Other
...........
143,896
d,e
Total
..................
$11,299,682
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
5. Fair Value Measurements
(continued)

Templeton Emerging Markets Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
e
Includes securities determined to have no value at September 30, 2022.
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK Payment-In-Kind
CDI certificado de deposito interbancário
SOFR Secured Overnight Financing Rate
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MYR
Malaysian Ringgit
PEN
Peruvian Nuevo Sol
THB
Thai Baht
USD
United States Dollar
UZS
Uzbekistani Som
ZMW
Zambian Kwacha
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.